Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of share capital
	December 31, 2021 & 2022
	Registered	Issued and Paid Up
	Number of Shares

Ordinary shares of ILS 0.01 each p.v.	990,000,000	2,282,124
Preferred shares of ILS 0.01 each p.v.	10,000,000	10,000,000